Transfers of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2023
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Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities
The following tables show the carrying amounts and fair values of transferred financial assets that did not qualify for derecognition and their associated financial liabilities at March 31, 2023 and 2022:

	At March 31, 2023
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans

	(In millions)
Carrying amount of assets	¥14,250,991	¥1,539,886	¥938,289
Carrying amount of associated liabilities	11,094,932	1,208,993	873,240

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,629,544	¥942,644
Fair value of associated liabilities	—	1,205,124	873,240

Net position	¥—	¥424,420	¥69,404

	At March 31, 2022
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans

	(In millions)
Carrying amount of assets	¥13,217,653	¥1,517,316	¥874,174
Carrying amount of associated liabilities	10,842,730	1,196,264	807,532

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,696,689	¥877,258
Fair value of associated liabilities	—	1,241,195	807,532

Net position	¥—	¥455,494	¥69,726